Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Directors and key management compensation
Short-term employee benefits	€ 28	€ 27	€ 23
Share-based payments	23	30	35
Total	€ 51	€ 57	€ 58